Investments In Associates & Joint Ventures - Schedule of investment in associate and joint ventures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Disclosure Of Associate And Joint Ventures [Line Items]
Opening Balance	$ 52,849	$ 0
Cash consideration of investment	30,386	12,582
Fair value of warrant consideration	0	42,386
Capitalized transaction costs	109	845
Share of net loss for the year	(6,331)	(2,964)
Impairment	(707)	0
Ending Balance	76,306	52,849
Truss LP
Disclosure Of Associate And Joint Ventures [Line Items]
Opening Balance	51,786	0
Cash consideration of investment	29,155	11,476
Fair value of warrant consideration	0	42,386
Capitalized transaction costs	0	720
Share of net loss for the year	(5,975)	(2,796)
Impairment	0	0
Ending Balance	74,966	51,786
Other
Disclosure Of Associate And Joint Ventures [Line Items]
Opening Balance	1,063	0
Cash consideration of investment	1,231	1,106
Fair value of warrant consideration	0	0
Capitalized transaction costs	109	125
Share of net loss for the year	(356)	(168)
Impairment	(707)	0
Ending Balance	$ 1,340	$ 1,063